INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Mar. 31, 2019
Inventories [Abstract]
Work in progress	$ 405.1		$ 342.4
Raw materials, supplies and manufactured products	211.1		194.6
Inventories	$ 616.2	[1]	$ 537.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.